Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of disaggregation of our revenue
	For the Six Months Ended June 30,
	2020	2021

Category of Revenue:
Advertising revenue	$23,316	$67,673
Customized content production revenue	510	823
Copyrights revenue	2,270	485
CHEERS e-Mall marketplace service revenue	402	2,712
Other revenue	2,910	203
Total	$29,408	$71,896

Timing of Revenue Recognition:
Services transferred over time	$28,763	$68,981
Services transferred at a point in time	243	203
Goods transferred at a point in time	402	2,712
Total	$29,408	$71,896